Equity Compensation Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stock option activity

	Shares	Weighted-Average Exercise Price per share	Weighted-Average Remaining Contractual Life (years)

Balance, January 1, 2021	3,257,410	$1.50	9.0
Options granted	388,246	3.69	9.4
Options exercised	(45,625)	1.50	—
Options converted	—	—	—
Options forfeited or expired	(1,911,160)	1.50	—
Balance, September 30, 2021	1,688,871	$2.00	7.5
Vested shares at September 30, 2021	983,667	1.50	8.1

	Shares	Weighted- Average Exercise Price per share	Weighted-Average Remaining Contractual Life (years)

Balance, January 1, 2019	—	—	—
Options granted	590,000	$1.50	7.8
Balance, January 1, 2020	590,000	1.50	7.8
Options granted (1)	2,937,410	1.50	9.5
Options exercised	(270,000)	1.50	—
Options converted	—	—	—
Options forfeited or expired	—	—	—
Balance, December 31, 2020 (1)	3,257,410	$1.50	9.1
Vested shares at December 31, 2020	196,208	1.50	8.9

Assumptions

Risk-free interest rate	1.1%		1.75%
Expected term	7.5 years		10 years
Expected volatility	81%		78%
Expected dividends	0		0.00%
Grant date fair value of common stock	$2.45	/share	$1.50	/share

	2020	2019
Risk-free interest rate	0.62 -1.75%	1.60% to 1.72%
Expected term	10 years	3.5 -5.75 years
Expected volatility	78%	77 – 79%
Expected dividends	0.00%	0.00%
Grant date fair value of common stock	$1.50/share	$1.50/share